Equity Income Fund N-1A Supplement	Aug. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Prospectus SupplementJohn Hancock Funds II
Equity Income Fund (the fund)Supplement dated September 24, 2026 to the current Prospectus, as may be supplemented (the Prospectus)At its meeting held on September 22-24, 2026, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of August 1, 2026 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)ACManagement fee0.670.67Distribution and service (Rule 12b-1) fees0.301.00Other expenses0.180.18Total annual fund operating expenses1.151.85Contractual expense reimbursement-0.01-0.01Total annual fund operating expenses after expense reimbursements1.141.841“Management fee” has been restated to reflect the contractual management fee schedule effective August 1, 2026.2The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Shares SoldSharesNot SoldExpenses ($)ACC1 year6102871873 years8465815815 years1,1001,0001,00010 years1,8271,9851,985Prospectus SupplementJohn Hancock Funds II
Equity Income Fund (the fund)Supplement dated September 24, 2026 to the current Prospectus, as may be supplemented (the Prospectus)At its meeting held on September 22-24, 2026, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of August 1, 2026 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)IManagement fee0.67Other expenses0.18Total annual fund operating expenses0.85Contractual expense reimbursement-0.01Total annual fund operating expenses after expense reimbursements0.841“Management fee” has been restated to reflect the contractual management fee schedule effective August 1, 2026.2“Other expenses” have been estimated for the first year of operations of the fund's Class I shares.3The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)I1 year883 years2705 years47010 years1,048Prospectus SupplementJohn Hancock Funds II
Equity Income Fund (the fund)Supplement dated September 24, 2026 to the current Prospectus, as may be supplemented (the Prospectus)At its meeting held on September 22-24, 2026, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of August 1, 2026 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)NAVManagement fee0.67Other expenses0.07Total annual fund operating expenses0.74Contractual expense reimbursement-0.01Total annual fund operating expenses after expense reimbursements0.731“Management fee” has been restated to reflect the contractual management fee schedule effective August 1, 2026.2The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)NAV1 year753 years2365 years41010 years917Prospectus SupplementJohn Hancock Funds II
Equity Income Fund (the fund)Supplement dated September 24, 2026 to the current Prospectus, as may be supplemented (the Prospectus)At its meeting held on September 22-24, 2026, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of August 1, 2026 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)1Management fee0.67Distribution and service (Rule 12b-1) fees0.05Other expenses0.07Total annual fund operating expenses0.79Contractual expense reimbursement-0.01Total annual fund operating expenses after expense reimbursements0.781“Management fee” has been restated to reflect the contractual management fee schedule effective August 1, 2026.2The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)11 year803 years2515 years43810 years977